Shareholder Fees - FidelityFreedomBlendFunds-Z6ComboPRO	Sep. 08, 2023 USD ($)
FidelityFreedomBlendFunds-Z6ComboPRO | Fidelity Freedom Blend 2020 Fund
Shareholder Fees:
(fees paid directly from your investment)	none